Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash at bank and on hand	$ 3,629	$ 6,019
Short-term bank deposits	4,947	11,887
Cash and cash equivalents	$ 8,576	$ 17,906	$ 20,382